CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
SOBR Safe Intellectual Technology, net of accumulated amortization	$ 610,318	$ 224,854
Current liabilities
Notes payable -related parties-less current portion	645,547	645,547
Convertible debenture payable unamortized debt discount related to warrants	1,291,882	1,291,882
Notes payable -non-related parties-less current portion	$ 648,580	$ 648,580
Stockholders' Deficit
Common stock, shares par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	26,335,665	25,922,034
Common stock, shares outstanding	26,335,665	25,922,034
Preferred stock, shares par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	19,300,000	19,300,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series A-1 Convertible Preferred stock [Member]
Stockholders' Deficit
Preferred stock, shares par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	2,700,000	2,700,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series A Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred stock, shares par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0